BASIS OF PRESENTATION - Schedule of wholly owned subsidiaries (Details)	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023
ImmunoPrecise Antibodies (Canada) Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ImmunoPrecise Antibodies (Canada) Ltd.
Equity Interest percentage	100.00%	100.00%
Country of incorporation	Canada
Functional currency	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA") [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")
Equity Interest percentage	100.00%	100.00%
Country of incorporation	USA
Functional currency	US dollar
ImmunoPrecise Antibodies (N.D.) Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ImmunoPrecise Antibodies (N.D.) Ltd.
Equity Interest percentage	100.00%	100.00%
Country of incorporation	USA
Functional currency	US dollar
ImmunoPrecise Antibodies (MA) LLC [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ImmunoPrecise Antibodies (MA) LLC
Equity Interest percentage	100.00%	100.00%
Country of incorporation	USA
Functional currency	US dollar
Talem Therapeutics LLC ("Talem") [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Talem Therapeutics LLC ("Talem")
Equity Interest percentage	100.00%	100.00%
Country of incorporation	USA
Functional currency	US dollar
ImmunoPrecise Netherlands B.V. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ImmunoPrecise Netherlands B.V.
Equity Interest percentage	100.00%	100.00%
Country of incorporation	Netherlands
Functional currency	Euro
ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe") [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe")
Equity Interest percentage	100.00%	100.00%
Country of incorporation	Netherlands
Functional currency	Euro
BioStrand B.V. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	BioStrand B.V.
Equity Interest percentage	100.00%	100.00%
Country of incorporation	Belgium
Functional currency	Euro
Idea Family B.V. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Idea Family B.V.
Equity Interest percentage	100.00%	100.00%
Country of incorporation	Belgium
Functional currency	Euro
BioKey B.V. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	BioKey B.V.
Equity Interest percentage	100.00%	100.00%
Country of incorporation	Belgium
Functional currency	Euro
BioClue B.V. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	BioClue B.V.
Equity Interest percentage	100.00%	100.00%
Country of incorporation	Belgium
Functional currency	Euro
ImmunoPrecise Antibodies (Quebec), Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ImmunoPrecise Antibodies (Quebec), Ltd.
Equity Interest percentage	100.00%	100.00%
Country of incorporation	Canada
Functional currency	Canadian dollar
9438-9244 Quebec, Inc [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	9438-9244 Quebec, Inc.
Equity Interest percentage	100.00%	100.00%
Country of incorporation	Canada
Functional currency	Canadian dollar